Equity (Reconciliation of the Number of Shares Outstanding) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period	1,305	1,305
Issuance of shares	7	0
Balance as at End of Period	1,312	1,305
Number of Special State share of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period	1
Balance as at End of Period	1	1